UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21744

Name of Fund: FDP Series, Inc.

FDP BlackRock Capital Appreciation Fund1

FDP BlackRock Equity Dividend Fund1

FDP BlackRock International Fund1

[1]

On September 23, 2019, each of FDP BlackRock Capital Appreciation Fund, FDP BlackRock Equity Dividend Fund and FDP BlackRock International Fund (each, a “Non-Surviving Fund”) was reorganized into BlackRock Capital Appreciation Fund, Inc. (Investment Company Act file no. 811-06669, CIK no. 0000887509), BlackRock Equity Dividend Fund (Investment Company Act file no. 811-05178, CIK no. 0000814507) and BlackRock International Fund, a series of BlackRock Series, Inc. (Investment Company Act file no. 811-08797, CIK no. 0001062806), respectively (each, a “Surviving Fund”). The voting record of the Non-Surviving Funds can be found in the Surviving Funds’ Form N-PX filings, which were filed on August 27, 2020.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21744
Reporting Period: 07/01/2019 - 06/30/2020
FDP Series, Inc.

=================== FDP BlackRock Capital Appreciation Fund ====================

On September 23, 2019, FDP BlackRock Capital Appreciation Fund (the
"Non-Surviving Fund") was reorganized into BlackRock Capital Appreciation Fund,
Inc. (Investment Company Act file no. 811-06669, CIK no. 0000887509) (the
"Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 27, 2020.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== FDP BlackRock Equity Dividend Fund ======================

On September 23, 2019, FDP BlackRock Equity Dividend Fund (the "Non-Surviving
Fund") was reorganized into BlackRock Equity Dividend Fund (Investment Company
Act file no. 811-05178, CIK no. 0000814507) (the "Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 27, 2020.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= FDP BlackRock International Fund =======================

On September 23, 2019, FDP BlackRock International Fund (the "Non-Surviving
Fund") was reorganized into BlackRock International Fund, a series of BlackRock
Series, Inc. (Investment Company Act file no. 811-08797, CIK no. 0001062806)
(the "Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 27,
2020.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
FDP Series, Inc.

Date:	August 27, 2020